Consolidated Statements of Financial Position - CAD ($)	May 31, 2025	May 31, 2024
Current
Cash and cash equivalents	$ 6,957,846	$ 2,814,576
Deposits and prepaid expenses	1,161,722	341,244
Other receivables	304,424	328,277
Deferred transaction costs	137,051	218,480
Total current assets	8,561,043	3,702,577
Non-current
Property and equipment	4,109,459	3,128,632
Right of use assets	163,918	125,542
Total non-current assets	4,273,377	3,254,174
Total assets	12,834,420	6,956,751
Current
Trade payables and other current liabilities	468,037	461,947
Lease liability - current portion	60,621	40,356
Total current liabilities	528,658	502,303
Non-current
Lease liability - non-current portion	110,332	98,230
Derivative financial liability	403,053	0
Total non-current liabilities	513,385	98,230
Shareholders' equity
Share capital	38,114,675	22,477,986
Warrant reserve	453,278	1,328,901
Contributed surplus	8,266,290	5,445,407
Accumulated deficit	(35,041,866)	(22,896,076)
Total equity	11,792,377	6,356,218
Total Liabilities and Shareholders' Equity	$ 12,834,420	$ 6,956,751